Schedule of Fair Value Measurement (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Financial assets:
Cash and cash equivalents	$ 15,305,996	$ 5,243,278	$ 2,818,744
Restricted cash	331,528	388,587
Accounts and other receivables	8,646,807	3,845,890
Government remittances	1,070,216	1,125,912
Publisher advance	3,197,102
Financial assets	67,462,847	53,415,477
Financial liabilities:
Accounts payable	10,403,665	12,455,215
Accrued liabilities	5,722,470	4,689,131
Players liability account	331,528	388,587
Line of credit		4,919,507
Long-term debt	9,037,068
Promissory notes payable	821,948	3,818,920
Deferred purchase consideration		333,503
Warrant liability	4,868,703	14,135,321
Convertible debt	9,951,496	10,793,459
Financial liabilities	41,897,303	53,152,185
Long-term debt	96,664	97,702
Warrant liability	4,868,703	14,135,321
FVTPL mandatorily measured [member]
Financial assets:
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL	2,629,851
Financial assets	2,629,851
Financial liabilities:
Accounts payable
Accrued liabilities
Players liability account
Line of credit
Long-term debt
Promissory notes payable
Deferred purchase consideration
Warrant liability	4,868,703
Convertible debt
Financial liabilities	4,868,703	14,135,321
Long-term debt
Warrant liability		14,135,321
FVOCI mandatorily measured [member]
Financial assets:
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL
Financial assets
FVOCI designated [member]
Financial assets:
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL
Financial assets
Financial liabilities:
Accounts payable
Accrued liabilities
Players liability account
Line of credit
Long-term debt
Promissory notes payable
Deferred purchase consideration
Warrant liability
Convertible debt	9,951,496	10,793,459
Financial liabilities	9,951,496	10,793,459
Long-term debt
Warrant liability
Amortized cost [member]
Financial assets:
Cash and cash equivalents	15,305,996	5,243,278
Restricted cash	331,528	388,587
Accounts and other receivables	8,646,807	3,845,890
Government remittances	1,070,216	1,125,912
Publisher advance	4,534,218
Investment at FVTPL
Financial assets	29,888,765	10,603,667
Financial liabilities:
Accounts payable	10,403,665	12,455,215
Accrued liabilities	5,722,470	4,689,131
Players liability account	331,528	388,587
Line of credit		4,919,507
Long-term debt	96,664
Promissory notes payable	821,948	3,818,920
Deferred purchase consideration		333,503
Warrant liability
Convertible debt
Financial liabilities	$ 17,376,275	26,835,795
Long-term debt		230,932
Warrant liability